5. LOANS, NET (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans to CeraVest borrowers	¥ 1,981,706	¥ 1,090,497
Less: Provision for credit losses of CeraVest borrowers	(8,196)	(27,428)
Loans to CeraVest borrowers, net	1,973,510	1,063,069
Loans to other borrowers	332,678	788,639
Less: Provision for credit losses of other borrowers	(45,206)	(707)
Loans to other borrowers, net	287,472	787,932
Total Current
Loans to CeraVest borrowers	1,673,861	447,151
Less: Provision for credit losses of CeraVest borrowers	(125)	(2,313)
Loans to CeraVest borrowers, net	1,673,736	444,838
1-90 days past due
Loans to CeraVest borrowers	153,807	472,800
Less: Provision for credit losses of CeraVest borrowers	(257)	(11,341)
Loans to CeraVest borrowers, net	153,550	461,459
> 90 days past due
Loans to CeraVest borrowers	154,038	170,546
Less: Provision for credit losses of CeraVest borrowers	(7,814)	(13,774)
Loans to CeraVest borrowers, net	¥ 146,224	¥ 156,772